Schedule of cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 1	₨ 72	₨ 125	₨ 255
Credit card collection in hand	9,567	797,380	207,235	167,837
Balances with bank		944,498	296,241
Total	$ 20,902	₨ 1,741,950	₨ 503,601	₨ 800,282